NET LOSS PER SHARE (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock issued during period of holdback shares	450,000	450,000
Private Placement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants outstanding		6,546,254
Public And Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive warrants	6,546,254